SCHEDULE OF SHORT-TERM LOANS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	$ 390,050
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Short term advances from CFO – Related Party	25,050
Total		$ 20,000
Bridge Investor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	245,000
Autotelic [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	$ 120,000